Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events The Plan sponsor has evaluated subsequent events through June 11, 2026, the date that the financial statements were available to be issued.